Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Allowance for expected credit loss	$ 0	$ 0
Promissory note		333,594
Operating lease assets	0	220,261
Operating lease liabilities	0
Unrecognized tax benefits	0	0
Impairment for long-lived assets	0	0
Financial assets subject to recurring fair value measurements		0	$ 0
Financial liabilities subject to recurring fair value measurements		0	$ 0
Prepaid forward contract equity	21,299,979
Transaction costs, expensed	$ 2,500,000
Tax rate	50.00%
Penalties and interest incurred	$ 0	0
Prime Number Acquisition I Corp.
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Promissory note		$ 333,594